Document and Entity Information	Aug. 06, 2019
Entity information
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Registrant Name	UDR, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-10524
Entity Tax Identification Number	54-0857512
Entity Address, Address Line One	1745 Shea Center Drive, Suite 200
Entity Address, City or Town	Highlands Ranch
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80129
City Area Code	720
Local Phone Number	283-6120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key	0000074208
Amendment Flag	false
United Dominion Realty L.P.
Entity information
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Registrant Name	United Dominion Realty, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-156002-01
Entity Tax Identification Number	54-1776887
Entity Address, Address Line One	1745 Shea Center Drive, Suite 200
Entity Address, City or Town	Highlands Ranch
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80129
City Area Code	720
Local Phone Number	283-6120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key	0001018254
Amendment Flag	false